Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2018 $	2017 $	2016 $
Net loss attributable to shareholders of Teekay Corporation	(79,237)	(163,276)	(123,182)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore	—	—	(4,993)
Net loss attributable to shareholders of Teekay Corporation for basic loss per share	(79,237)	(163,276)	(128,175)
Reduction in net earnings due to dilutive impact of stock-based compensation in Teekay LNG, Teekay Offshore and Teekay Tankers and stock purchase warrants in Teekay Offshore	—	(90)	(25)
Net loss attributable to shareholders of Teekay Corporation for diluted loss per share	(79,237)	(163,366)	(128,200)
Weighted average number of common shares	99,670,176	86,335,473	79,211,154
Dilutive effect of stock-based compensation	—	—	—
Common stock and common stock equivalents	99,670,176	86,335,473	79,211,154
Loss per common share:
- Basic	(0.79)	(1.89)	(1.62)
- Diluted	(0.79)	(1.89)	(1.62)